Organization and Principal Activities (Narrative) (Details)	12 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2014 entities	Jun. 30, 2013	Jun. 30, 2014 Class A ordinary shares [Member]	Jun. 12, 2014 Class A ordinary shares [Member]	Jun. 30, 2014 Series B Preferred shares [Member]	Jun. 30, 2014 Series C Preferred Shares [Member]	Jun. 30, 2014 Ordinary Shares [Member]	Jun. 30, 2014 Beijing Wangpin [Member]		Jun. 30, 2014 Beijing Wangpin [Member] Zhilian Sanke [Member]	Jul. 15, 2013 Beijing Wangpin [Member] Zhilian Sanke [Member]
Organization and Nature of Operations [Line Items]
Number of Class A ordinary shares issued and sold	99,882,260	86,101,542	13,442,222	13,442,222
Number of Class A ordinary shares each ADS represented	2		2
Number of shares redesignated into Class B ordinary shares					257,166	81,330	86,101,542
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares					1	1	1
Number of VIEs of the Company	17
Percentage of ownership owned by the Company								90.00%	[1]
Percentage of ownership owned by Zhilian Sanke										10.00%	10.00%
Number of subsidiaries that business operation started to be transferred to Beijing Wangpin in preparation for the liquidation	2
Number of VIEs that business operation started to be transferred to Beijing Wangpin in preparation for the liquidation	13

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).